Vanguard Short-Term Treasury Fund

Vanguard Short-Term Federal Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard Long-Term Treasury Fund

Supplement Dated January 14, 2025, to the Prospectus and Summary Prospectuses Dated May 24, 2024

Important Changes to the Funds

Effective today, Nathan Persons has been added as a co-portfolio manager for each Fund listed above (each, an “impacted Fund,” and collectively, the “impacted Funds”).

The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following text is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund:

Nathan Persons, Portfolio Manager at Vanguard. He has co-managed the Fund since January 2025.

The following text is added under the heading “Investment Advisor” in the More on the Funds section:

Nathan Persons, Portfolio Manager at Vanguard. He has been with Vanguard since 2006, has worked in investment management since 2008, has managed investment portfolios since 2022, and has co-managed the Fund since January 2025. Education: B.S., Delaware Valley University; M.B.A., Temple University.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 028A 012025
Vanguard Marketing Corporation, Distributor.

Vanguard Ultra-Short-Term Bond Fund

Supplement Dated January 14, 2025, to the Prospectus and Summary Prospectus Dated May 24, 2024

Important Changes to Vanguard Ultra-Short-Term Bond Fund

Effective today, Thanh Nguyen replaces Daniel Shaykevich as a co-portfolio manager for Vanguard Ultra-Short-Term Bond Fund (the Fund). Ms. Nguyen joins Arvind Narayanan, who will continue to serve as a co-portfolio manager for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following text replaces Daniel Shaykevich under the heading “Investment Advisor” in the Fund Summary section:

Thanh Nguyen, CFA, Portfolio Manager at Vanguard. She has co-managed the Fund since January 2025.

The following replaces Daniel Shaykevich under the heading “Investment Advisor” in the More on the Fund section:

Thanh Nguyen, CFA, Portfolio Manager at Vanguard. She has worked in investment management since 2005, has been with Vanguard since 2013, has managed investment portfolios since 2014, and has co-managed the Fund since January 2025. Education: B.A., Ohio Wesleyan University; M.B.A., The Wharton School of the University of Pennsylvania.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 1492A 012025
Vanguard Marketing Corporation, Distributor.

Vanguard Fixed Income Securities Funds

Supplement Dated January 14, 2025, to the Statement of Additional Information Dated May 24, 2024

Important Changes to Vanguard Ultra-Short-Term Bond Fund

Effective today, Thanh Nguyen replaces Daniel Shaykevich as a co-portfolio manager for Vanguard Ultra-Short-Term Bond Fund (the Fund). Ms. Nguyen joins Arvind Narayanan, who will continue to serve as a co-portfolio manager for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Short-Term Treasury Fund

Effective today, Nathan Persons has been added as a co-portfolio manager for Vanguard Short-Term Treasury Fund (the Fund). Mr. Persons joins Brian Quigley and John Madziyire, who will continue to serve as co-portfolio managers for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Short-Term Federal Fund

Effective today, Nathan Persons has been added as a co-portfolio manager for Vanguard Short-Term Federal Fund (the Fund). Mr. Persons joins Brian Quigley, who will continue to serve as a co-portfolio manager for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Intermediate-Term Treasury Fund

Effective today, Nathan Persons has been added as a co-portfolio manager for Vanguard Intermediate-Term Treasury Fund (the Fund). Mr. Persons joins Brian Quigley and John Madziyire, who will continue to serve as co-portfolio managers for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Long-Term Treasury Fund

Effective today, Nathan Persons has been added as a co-portfolio manager for Vanguard Long-Term Treasury Fund (the Fund). Mr. Persons joins Brian Quigley and John Madziyire, who will continue to serve as co-portfolio managers for the Fund.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table are added under the heading “1. Other Accounts Managed” on page B-64:

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Nathan Persons1	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Thanh Nguyen3	Registered investment companies2	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Mr. Persons began co-managing Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund on January 14, 2025.

2 Information provided as of November 30, 2024.

3 Ms. Nguyen began co-managing Vanguard Ultra-Short-Term Bond Fund on January 14, 2025.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-64:

As of November 30, 2024, Mr. Persons did not own any shares of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, or Vanguard Short-Term Federal Fund. As of November 30, 2024, Ms. Nguyen did not own any shares of Vanguard Ultra-Short-Term Bond Fund.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI FIS 012025
Vanguard Marketing Corporation, Distributor.